Organization and Business Description (Details) - Schedule company’s subsidiaries	12 Months Ended
Sep. 30, 2022
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	Jun. 23, 2017
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”, formerly known as “Wenzhou Golden Sun Education Development Co., Ltd”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	Oct. 24, 2018	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Education and management service	[1]
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	May 05, 2008
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Shanghai Golden Sun Gongyu Education Technology Co., Ltd. (“Gongyu Education”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	Sep. 15, 2017
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education and management service
Xianjin Technology Development Co., Ltd. (“Xianjin Technology”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	Feb. 20, 2012
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	85.00%
Principal Activities	Education service
Shanghai Culture Development Co., Ltd (“Zhouzhi Culture”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	Dec. 11, 2012
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Hangzhou Jicai Tutorial School Co., Ltd (“Hangzhou Jicai”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	Apr. 10, 2017	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Tutorial service	[1]
Shanghai Yangpu District Jicai Tutorial School (“Shanghai Jicai”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	Mar. 13, 2001	[2]
Jurisdiction of Formation	PRC	[2]
Percentage of direct/indirect Economic Ownership	100.00%	[2]
Principal Activities	Tutorial service	[2]
Shanghai Hongkou Practical Foreign Language School (“Hongkou Tutorial”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	Feb. 06, 2004	[3]
Jurisdiction of Formation	PRC	[3]
Percentage of direct/indirect Economic Ownership	80.00%	[3]
Principal Activities	Tutorial service	[3]
Wenzhou Lilong Logistics Services Co., Ltd. (“Lilong Logistics”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	Dec. 17, 2019
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education logistics and accommodation service
Shanghai Qinshang Education Technology Co., Ltd (“Qinshang Education”) [Member]
Organization and Business Description (Details) - Schedule company’s subsidiaries [Line Items]
Date of Incorporation	Dec. 12, 2019
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Educational training service

[1]	On November 25, 2022, WFOE changed the name to Zhejiang Golden Sun Education Technology Group Co., Ltd.
[2]	Hangzhou Jicai and Shanghai Jicai collectively refer to Jicai School. Shanghai Jicai ceased operation and transferred its existing business to Zhouzhi Culture on October 1, 2021.
[3]	Hongkou Tutorial ceased operation and transferred its existing business to Xianjin Technology on December 31, 2021.